Harbor AlphaEdge Large Cap Value ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
Harbor AlphaEdge Large Cap Value ETF | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	17.26%